Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[1]	€ 1,369		€ 1,576		€ 1,251
New transactions	[1]	228	[2]	85	[3]	354
Payments made	[1]	(329)		(226)		(140)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[1],[4]	(37)		43		135
Other movements	[1]	24		29		(58)
Currency translation differences	[1]	49		(138)		34
Ending balance	[1]	1,304		1,369		1,576
CVRs issued in connection with the acquisition of Genzyme [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[5]	75		85		24
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[4],[5]	19		1		58
Currency translation differences	[5]	5		(11)		3
Ending balance	[5]	99		75		85
Liabilities Related to Non-controlling Interests [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[6]	92		123		181
Payments made	[6]	(70)
Other movements	[6]			(28)		(58)
Currency translation differences	[6]			(3)
Ending balance	[6]	22		92		123
Bayer contingent purchase consideration arising from the acquisition of Genzyme [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		701		1,013		1,040
Payments made		(147)		(165)		(137)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[4]	(109)		(28)		78
Currency translation differences		27		(119)		32
Ending balance		472		701		1,013
MSD contingent consideration (European vaccines business) [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		420		354
New transactions						354
Payments made		(57)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[4]	50		71
Currency translation differences		(3)		(5)
Ending balance		410		420		354
Other liabilities [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		81		1		6
New transactions		228	[2]	85	[3]
Payments made		(55)		(61)		(3)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[4]	3		(1)		(1)
Other movements		24		57
Currency translation differences		20				(1)
Ending balance		€ 301		€ 81		€ 1

[1]	Portion due after more than one year: €963 million as of December 31, 2018 (€1,026 million as of December 31, 2017 and €1,378 million as of December 31, 2016); portion due within less than one year: €341 million as of December 31, 2018 (€343 million as of December 31, 2017 and €198 million as of December 31, 2016).
[2]	Includes €226 million for contingent consideration liabilities in favor of True North Therapeutics and €2 million of liabilities owed to Bioverativ employees at the acquisition date.
[3]	Includes two potential payments of €42 million each relating to the acquisition of Protein Sciences, contingent on the attainment of specified performance criteria subsequent to the acquisition date.
[4]	Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
[5]	Based on the quoted market price per CVR of $0.48 as of December 31, 2018, and $0.38 as of December 31, 2017 and 2016.
[6]	Includes put options granted to non-controlling interests as of December 31, 2016 and 2017, and commitment to future buyout of non-controlling interests held by BMS. The payment relating to that buyout had been made as of December 31, 2018 (see Note C.2.).